Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Measurements
Summary of changes in the estimated fair value of the common stock warrant liability

Accordingly, the expense in the table below includes changes in fair value due in part to observable factors that are part of the Level 3 methodology (in thousands):

	Year Ended December 31,
	2016	2015	2014
Fair value - beginning of year	$—	$—	$(6)
Issuance of warrants	—	—	—
Change in fair value recorded in other income (expense), net	—	—	(28)
Reclass of warrant liability to additional paid-in capital	—	—	34

Fair value - end of year	$—	$—	$—

Schedule of assumptions used in determining the fair value of the common stock warrants

The following table summarizes these various assumptions as of September 2, 2014, the date the price per share of the common stock warrants was fixed:

September 2, 2014
Time to liquidity (years)	0.7
Expected volatility	45%
Discounted cash flow rate	23%
Risk-free interest rate	0.07%
Marketability discount rate	17%

Summary of changes in the estimated fair value of the compound embedded derivative

The income (expense) in the table below includes changes in fair value due in part to observable factors that are part of the Level 3 methodology (in thousands):

	Year Ended December 31,
	2016	2015	2014
Fair value of asset (liability) - beginning of year	$—	$231	$(175)
Issuance of convertible notes	—	—	—
Change in fair value recorded in other income (expense), net	—	835	406
Reversal of fair value recorded in other income (expense), net	—	(1,066)	—

Fair value of asset (liability) - end of year	$—	$—	$231

Monte Carlo Simulation model
Fair Value Measurements
Schedule of assumptions used to determine the fair value of the compound derivative

The following table summarizes these various assumptions as of December 31, 2014:

Year Ended December 31,
2014
Equity financing in 2014	100.0%
Equity financing in 2015	14.3%
Liquidation	0.1%
Initial public offering	79.5%
Change of control	6.2%

Black-Derman-Toy model
Fair Value Measurements
Schedule of assumptions used to determine the fair value of the compound derivative

The following table summarizes these various assumptions as of September 22, 2015, the date of extinguishment:

September 22,
2015
Time to first call option (years)	—
Credit spread	17.6%
Expected volatility	40.0%